Related Party Transactions - Summary of Major Loan and Borrowing Transactions with Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
W Service Networks Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		₩ 108	[1]	₩ 120	[1]	₩ 20
Changes in finance agreements to related parties [Abstract]
Loan		475		483		352
Collection		532		495		252
Others		0		0		0
Ending balance	[1]	51		108		120
Korea Credit Bureau Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		1	[1]	2	[1]	2
Changes in finance agreements to related parties [Abstract]
Loan		3		12		15
Collection		3		13		15
Others		0		0		0
Ending balance	[1]	1		1		2
Korea Finance Security Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		3,228	[1]	3,433	[1]	3,425
Changes in finance agreements to related parties [Abstract]
Loan		2,705		2,911		2,407
Collection		2,708		3,116		2,399
Others		0		0		0
Ending balance	[1]	3,225		3,228		3,433
LOTTE CARD Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		12,209	[1]	50,000	[1]	3,750
Changes in finance agreements to related parties [Abstract]
Loan		288,794		226,318		50,000
Collection		274,484		264,109		3,750
Others		1,394		0		0
Ending balance	[1]	27,913		12,209		50,000
K BANK Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		54	[1]	3	[1]	99
Changes in finance agreements to related parties [Abstract]
Loan		317		218		315
Collection		353		167		411
Others		0		0		0
Ending balance	[1]	18		54		3
One Mortgage [Member]
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		15	[1]	0
Changes in finance agreements to related parties [Abstract]
Loan				262
Collection				247
Others				0
Ending balance				15	[1]	0
Win Mortgage Co.,Ltd. [Member]
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		15
Changes in finance agreements to related parties [Abstract]
Loan		243
Collection		250
Others		0
Ending balance		8	[1]	15
ARAM CMC Company Limited [Member]
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		41	[1]	0
Changes in finance agreements to related parties [Abstract]
Loan		0		41
Collection		0		0
Others		0		0
Ending balance		41	[1]	41	[1]	0
Godo Kaisha Oceanos 1
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		38,121	[1]	39,814	[1]	43,033
Changes in finance agreements to related parties [Abstract]
Loan		0		0		41,467
Collection		0		0		43,033
Others		649		(1,693)		(1,653)
Ending balance	[1]	38,770		38,121		39,814
Woori Zip 1
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		11,317	[1]	11,819	[1]	12,775
Changes in finance agreements to related parties [Abstract]
Loan		0		0		0
Collection		11,227		0		0
Others		(90)		(502)		(956)
Ending balance	[1]	0		11,317		11,819
Woori Zip 2
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		16,063	[1]	16,776	[1]	18,132
Changes in finance agreements to related parties [Abstract]
Loan		0		0		0
Collection		15,936		0		0
Others		(127)		(713)		(1,356)
Ending balance	[1]	0		16,063		16,776
Central Network Solutions Co., Ltd.
Reconciliation of changes in finance agreements to related parties [Abstract]
Beginning balance		₩ 0	[1]	251	[1]	0
Changes in finance agreements to related parties [Abstract]
Loan				0		251
Collection				251		0
Others				0		0
Ending balance	[1]			₩ 0		₩ 251

[1]	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.